CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents
Other	$ 9	$ 144
Total cash and cash equivalents	724,803	1,850,826	927,694	2,529,010
Ruble
Cash and cash equivalents
Current accounts	243,693	300,057
Deposit accounts	116,881	934,169
U.S. Dollar
Cash and cash equivalents
Current accounts	41,508	321,949
Deposit accounts	50,000	101,600
Euro
Cash and cash equivalents
Current accounts	166,642	25,770
Deposit accounts		2,600
Turkmenianmanat
Cash and cash equivalents
Current accounts	5,760	1,501
Hryvna
Cash and cash equivalents
Current accounts	8,763	10,873
Deposit accounts	77,130
Uzbek som
Cash and cash equivalents
Current accounts	11,960	150,547
Armenian dram
Cash and cash equivalents
Current accounts	$ 2,457	$ 1,616